Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
		Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
Schwab 1000 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab 1000 Index Fund
Average Annual Return, Percent	[1]	(1.91%)	11.65%	15.20%	11.84%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Russell 1000® Index
Average Annual Return, Percent		(1.76%)	11.94%	15.42%	12.03%
Schwab 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab 1000 Index®
Average Annual Return, Percent		(1.88%)	11.71%	15.24%	11.93%

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The Russell 1000® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index®. The fund does not seek to track the regulatory index.